Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	2024	2023
	$	$
Trade payables	14,842	10,580
Other payables	3,705	5,231
Accrued liabilities	7,747	9,568
	26,294	25,379